Cash Generated by Operations	12 Months Ended
Jun. 30, 2023
Cash Generated By Operations [Abstract]
Cash Generated by Operations	Cash generated by operations

	SA Rand
Figures in million	2023	2022	2021
Reconciliation of profit/(loss) before taxation to cash generated by operations
Profit/(loss) before taxation	6 606	(1 058)	6 382
Adjustments for:
Amortisation and depreciation	3 454	3 683	3 877
Impairment of assets	—	4 433	1 124
Share-based payments	112	145	160
Net decrease in provision for post-retirement benefits	(15)	(14)	(13)
Net increase/(decrease) in provision for environmental rehabilitation	(88)	71	135
Profit on sale of property, plant and equipment	(46)	(24)	(11)
Loss on scrapping of property, plant and equipment	182	7	161
Profit from associates	(57)	(63)	(83)
Investment income	(663)	(352)	(244)
ARM BBEE day one expense	—	—	(87)
Finance costs	994	718	661
Inventory-related adjustments	31	32	61
Foreign exchange translation differences	795	338	(810)
Non-cash portion of (gains)/losses on derivatives	253	252	(1 204)
Day one loss amortisation	(45)	(49)	(47)
Streaming contract revenue	(338)	(471)	(397)
Silicosis settlement provision – net	(338)	(86)	(90)
Gain on bargain purchase	—	—	(303)
Contingent consideration remeasurement	64	(61)	(127)
Other non-cash adjustments	5	36	5
Effect of changes in operating working capital items
(Increase)/decrease in Receivables	(627)	21	(339)
Increase in Inventories	(308)	(232)	(37)
Increase in Payables	618	52	967
Cash generated by operations	10 589	7 378	9 741

Additional cash flow information
The income and mining taxes paid in the statement of cash flow represents actual cash paid less refunds received. Investment income from restricted investments is considered non-cash for the purposes of the cash flow statement. Included in investment income is interest earned from restricted investments of R258 million (2022:R185 million ) (2021:R174 million).

At 30 June 2023, R5 883 million (2022: R7 254 million) (2021: R4 254 million) of borrowing facilities had not been drawn and are therefore available for future operational activities and future capital commitments. Refer to note 32.

(a)Acquisitions of investments/business
The conditions precedent for the acquisition of the entity which owns 100% of the Eva Copper Project and a package of regional exploration tenements from Eva Copper were fulfilled on 16 December 2023. Refer to note 14 for details on the consideration paid.

(b)    Principal non-cash transactions
Share-based payments (refer to note 36).

(c)Property, plant and equipment additions
The additions as per note 15 include right-of-use assets which are treated as non-cash adjustments for the determination of additions to property, plant and equipment in the statement of cash flows.

(d)Cash and cash equivalents
Cash and cash equivalents comprises cash on hand and demand deposits.